Financial risk management - Summary of Financial Liabilities Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	S/ 297,038	S/ 413,797
Net amounts of financial liabilities presented in the consolidated statement of financial position	297,038	413,797
Financial instruments (including non-cash guarantees)	(169,050)	(279,024)
Cash guarantees pledged	(34,784)	(121,613)
Net amount	93,204	13,160
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	297,038	413,797
Net amounts of financial liabilities presented in the consolidated statement of financial position	297,038	413,797
Financial instruments (including non-cash guarantees)	(169,050)	(279,024)
Cash guarantees pledged	(34,784)	(121,613)
Net amount	S/ 93,204	S/ 13,160